ITEM 1. REPORTS TO STOCKHOLDERS






                                          Combined Penny Stock Fund, Inc.




                                                2002 Annual Report

The Company

Combined Penny Stock Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a closed-end investment company.

Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "PENY". All, or nearly all, capital gains and dividends are reinvested in the Fund.

To Our Shareholders;

This past year has been a difficult time to hold any equity securities let alone those in the micro-cap arena. The winners were the exception to the rule. The vast majority slumped lower and still lower. In the third quarter of 2002 investors headed for the hills pulling large amounts of money out of equity mutual funds. The Dow saw continued downward pressure as well as the NASDAQ reaching once again astonishing lows.

The Federal Reserve continued to lower interest rates (to 40 Year lows) in hopes of stimulating the struggling economy. Home mortgages are being refinanced at a record pace which the Federal Government believes will help the consumer continue to spend dollars on autos, new homes and consumer goods. Tech stocks, which have lagged the market for some time continue to contribute heavily to the overall market's decline.

We continue to hold a number of positions in companies that we consider to be turn around opportunities and are confident that some upward movement in the small-cap market will allow us to post some gains this year. The question is will the small-cap market or the markets in general come back at all. Investors have been rattled by a series of events over the last 12 months that have made it very difficult to commit to any investment program at all.

An example of one of our favorite positions is Miracor Diagnostics, Inc. Miracor is engaged in the business of medical diagnostic imaging services. They recently announced the opening of their 10th diagnostic imaging center in Kissimmee, Florida. Miracor has grown from four to ten centers over the past two years. Adding the six centers while actually reducing their corporate overhead over the same period has increased profitability each year.

The Board of Directors has once again authorized the repurchase of up to five percent(5%) of the outstanding shares of the Fund at or below net asset value for this fiscal year. During the year just ended, we were able to purchase 2,374,000.

Thanks to our shareholders for their continued support of the Fund,

Sincerely

John R. Overturf, Jr.
President
Combined Penny Stock Fund, Inc.
September 30, 2002

Corporate Information

-------------------------------------------------------------------------------


Officers and Directors                      Stock Transfer Agent
John R. Overturf, Jr., President/Director   Computershare Trust Company, Inc.
Dr. A. Leonard Nacht, Secretary/Director    P.O. Box 80201
Rolf L.  Lichtenberg, Director              Denver, CO 80201
Jeffrey J. Kormos, Director

Corporate Headquarters                      Independent Auditors
Combined Penny Stock Fund, Inc.             Ehrhardt Keefe Steiner & Hottman PC
6180 Lehman Drive, Suite 103                7979 E. Tufts Avenue, Suite 400
Colorado Springs, CO  80918-3415            Denver, CO 80237-2843

Custodian of Portfolio Securities           Counsel
US Bank                                     Neuman & Drennen LLC
                                            1507 Pine Street
                                            Boulder, CO 80302

Statement of Assets and Liabilities as of September 30, 2002
-------------------------------------------------------------------------------



Assets
Investments:

Investments in securities of unaffiliated issuers
 (identified cost $1,520,889)                                        $  166,464

Cash and Equivalents                                                    523,260

Total Assets                                                            689,724
Liabilities
Payables:
Accounts Payable                                                            983

Total Liabilities                                                           983
                                                                      $  688,741

Net Asset Value per Share                                            $     .015


Analysis of Net Assets

Common Stock, $.001 par value, 100,000,000 shares

    authorized, 46,642,000 issued and outstanding                    $   46,642
Additional paid-in capital                                            5,865,901
Net capital paid in on shares of capital stock                       $5,912,543

Accumulated Loss:

Net investment loss                                                  (3,369,128)
Accumulated realized loss                                              (500,249)
Net unrealized depreciation of investments                           (1,354,425)
Total accumulated loss                                               (5,223,802)

Net Assets                                                           $  688,741

                   See notes to financial statements











                                                                               2

Schedule of Investments in Unaffiliated Issuers as of September 30, 2002
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                               Value (a)
-------------------------------------------------------------------------------


                             Common Stocks - 24.17%

                              Capital Foods - 1.74%

20,000  International Airline Support Group, Inc.                     $  12,000


                             Communications - 5.17%

39,000  Legend Mobile, Inc.                                           $  24,863
16,000  L M Ericsson Telephone Company                                    5,760
 9,000  CMGI, Inc.                                                        3,150
 5,000  MDU Communications, Int'l                                         1,000
   793  Agere Systems, Inc. Class "B"                                       785
    32  Agere Systems, Inc. Class "A"                                        35
 5,682  Voice It Worldwide, Inc. - units                                      0
 2,080  Worldcom, Inc.                                                        0
        Group Subtotal:                                                  35,593
                        Data Processing\Computer - 4.68%

 5,000  Cray, Inc.                                                     $ 19,700
 6,000  Atmel Corporation                                                 6,300
 6,000  Palm, Inc.                                                        4,440
10,000  Syscom Int'l. Corp.                                               1,800
 7,500  Prism Software Corporation                                           11
        Group Subtotal:                                                  32,251


                               Electronics - 1.09%

10,000  Circuit Research Labs, Inc.                                    $  5,200
 3,000  Lucent Technologies, Inc.                                         2,280
 5,800  Surge Components, Inc.                                                0
        Group Subtotal:                                                   7,480









                                                                               3

Schedule of Investments in Unaffiliated Issuers as of September 30, 2002
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                          Common Stocks - 24.17% (Continued)

                                  Entertainment - 1.21%

120,000  Global Casinos, Inc. (b)                                     $   4,950
 60,210  Global Casinos, Inc.                                             3,312
 13,000  IRV.com, Incorporated                                               81
         Group Subtotal                                                   8,343


                                 Finance - .06%

  2,075  Milestone Capital, Inc.                                       $    436
  2,500  Global Capital Partners, Inc.                                        0
         Group Subtotal:                                                    436
                             Food & Beverage - 1.60%

 50,000  Elephant and Castle Group, Inc.                              $  11,000
    184  Charlie O' Beverage, Inc.                                            0
         Group Subtotal:                                                 11,000


                           Hobbies/Collectors - 2.29%

 20,000  Collectors Universe, Inc.                                    $  15,800


                              Manufacturing - 1.97%

  2,000  Concord Camera, Inc.                                         $   9,340
 36,500  Veritec, Inc.                                                    2,737
 10,000  Luxor Industrial Corp.                                           1,270
  2,000  Guardian Technologies, Inc.                                        120
    800  Aura Systems, Inc.                                                  62
    600  Sooner Holdings                                                      6
 10,000  Grip Technologies, Inc.                                              0
    417  Zapworld.com                                                         0
135,000  Cable and Co. Worldwide, Inc.                                        0
  3,333  Training Devices, Inc. (b)                                           0
         Group Subtotal:                                                 13,535
                                                            4

Schedule of Investments in Unaffiliated Issuers as of September 30, 2002
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                          Common Stocks - 24.17% (Continued)

                                 Medical - 3.55%

70,000  Miracor Diagnostics, Inc.                                     $  17,500
 5,000  Medical CV, Inc.                                                  3,800
 2,500  Siga Pharmaceuticals, Inc.                                        2,350
10,000  White Wing Labs, Inc.                                               425
 4,900  Healthwatch, Inc.                                                   392
65,000  Organic Solutions, Inc.                                               0
        Group Subtotal:                                                  24,467


                                  Mining - .70%

19,500  Globex Mining Enterprises, Inc.                               $   4,817
   800  Exprofuels, Inc.                                                      0
        Group Subtotal:                                                   4,817


                                  Retail - .11%

   928  Premier Concepts, Inc.                                        $     742
   893  9A Investment Holding Corporation                                     0
 4,000  House2Home, Inc.                                                      0
27,000  ProductExpress.com eBusiness Services, Inc.                           0
        Group Subtotal:                                                     742

TOTAL COMMON STOCKS (Cost $1,520,889)                                 $ 166,464
Total Investments in Securities of Unaffiliated Issuers

(Cost $1,520,889)                                                     $ 166,464


Total Investments in Securities of Unaffiliated      24.17%          $  166,464
   Issuers  (Cost $1,520,889)
Other Assets, Net of Liabilities                     75.83%             522,277
Net Assets                                          100.00%          $  688,741

        (a) See Notes 1 and 2 of notes to financial statements. (b) Restricted security, see Note 2 of notes to financial statements.

                        See notes to financial statements

                                                                               5

Statement of Operations for the Year Ended September 30, 2002


Investment Loss:

Interest income                                                     $    14,249
Total income                                                             14,249
Expenses:
Saleries                                                                 51,748
Accounting services and administration                                   42,000
Reports to shar                                                          14,465
Directors' fee                                                           14,000
Audit                                                                     8,780
Office                                                                    7,455
Transfer agent                                                            5,912
Legal                                                                     3,412
Custodian                                                                 2,383
Travel                                                                      854
Other                                                                     1,500
Total expenses                                                          152,509
Net Investment Loss Before Net Realized and Unrealized
(Loss) on Investments                                                  (138,260)
Net Realized and Unrealized Gain(Loss) on Investments:
Net realized gain from investment transactions                           10,621
Net unrealized depreciation of investments                             ( 73,999)
Net Loss on Investments                                                ( 63,378)
Net Decrease in Net Assets from Operations                           $ (201,638)

Statements of Changes in Net Assets for the Years Ended September 30, 2002
 and 2001

                                                        2002               2001
From Operations:

Net investment loss                               $ (138,260)        $ (103,876)
Net realized gain from investment transactions        10,621            165,955
Net unrealized depreciation of investments          ( 73,999)          (514,263)
Net decrease in net assets from operations          (201,638)          (452,184)
From Capital Stock Transactions:
Purchase of treasury stock (2,374,000 and
1,755,000 shares
in 2002 and 2001, respectively)                      (37,999)           (40,054)
Net Assets - beginning of period                     928,378          1,420,616
Net Assets - end of period                         $ 688,741          $ 928,378

                        See notes to financial statements

                                                                               6

Financial Highlights

-------------------------------------------------------------------------------



                                                            For the Years Ended

                                                                 September 30...

                                    2002      2001      2000      1999     1998
Per Share:

Income from investments          $  .000    $ .001    $ .001    $ .001   $ .001
Expenses                           (.003)    (.003)    (.003)    (.003)   (.002)
Net investment loss                (.003)    (.002)    (.002)    (.002)   (.001)
Net realized gain and realized
  appreciation (depreciation) of
  investments                      (.001)    (.007)     .004      .008    (.013)
Net increase (decrease) in net
asset value                        (.004)    (.009)     .002      .006    (.014)
Net Asset Value:

Beginning of year                   .019      .028      .026      .020     .034
End of year                       $ .015    $ .019    $ .028    $ .026   $ .020
Total investment return (1)      (21.05)%  (32.14)%    7.69%   (30.00)%  41.18%


Ratios:

Expenses to average net assets    17.42%    12.24%    11.81%    10.74%    8.23%
Net investment

  loss to average net assets      15.79%     8.69%     7.25%     7.03%    6.09%
Portfolio turnover rate (2)       35.57%   114.47%    95.72%    33.00%   67.13%
(1) Based on the change in net asset value considering there have been no distributions during the period presented. The Fund does not believe that a presentation based on changes in the market value of the Fund's common stock is appropriate considering the limited market for the Fund's stock.

(2) The lesser of purchases or sales of portfolio securities for a period divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities for the year ended September 30, 2002 were $118,437 and $228,883, respectively.

                        See notes to financial statements

                                                                               7

Notes to Financial Statements

-------------------------------------------------------------------------------


1. Summary of Significant Accounting Policies

Combined Penny Stock Fund, Inc. (the Fund) was incorporated September 7, 1983 and is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund invests in a broad range of small, speculative stocks traded in the over-the-counter market and is being managed by the Board of Directors of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the Electronic Bulletin Board or Pink Sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities, as well as certain thinly-traded securities and corporate notes, are valued at their fair value as determined in good faith under procedures established by and under the direction of the Fund's Board of Directors.

Federal Income Taxes - The Fund has not elected to be treated for Federal income tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at tax rates applicable to corporations.

The Fund accounts for income taxes in accordance with the Statement of Financial Accounting Standards (SFAS) No. 109, "Accounting for Income Taxes." Under SFAS No. 109, a current or deferred income tax liability or asset is recognized for timing differences which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes. The provision for income taxes is based on the amount of current and deferred income taxes payable or refundable at the date of the financial statements as measured by the provisions of current tax laws.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis.

All of the Fund's equity securities as of September 30, 2002 are non-income producing securities.

Concentration of Cash - As of September 30, 2002, the Fund had a money market deposit at a bank of $522,402 which is in excess of the federally insured limit.

Use of Estimates - The preparation of the Fund's financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                                                               8

2.  Restricted and Thinly-traded Securities

Restricted securities are those securities which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration statement or in compliance with Rule 144 of the Securities Act of 1933. The following schedule provides certain information with respect to restricted securities held by the Fund as of September 30, 2002. These securities comprised .7% of the Fund's net assets at such time.

Description                Date of Acquisition          Cost              Value
Training Devices, Inc.     February 20, 1997        $ 12,500           $     --
Global Casinos, Inc.       August 1, 2001             59,800              4,950

The Fund has no right to require registration of the above restricted securities.

Valuations for the restricted securities, as well as certain thinly-traded securities and corporate notes, have been determined in good faith by the Fund's Board of Directors, in the absence of readily ascertainable market values. Such investments were valued at $33,792 as of September 30, 2002, representing 5% of the Fund's net assets. Because of the inherent subjectivity of these valuations, it is reasonably possible that a material change in such valuations could occur in the near term.

3.  Unrealized Gains and Losses

At September 30, 2002, the net unrealized depreciation of investments of $1,354,425 was comprised of gross appreciation of $503, for those investments having an excess of value over cost and gross depreciation of $1,354,928 for those investments having an excess of cost over value.

4.  Income Taxes

There is no income tax provision in 2002 as the deferred tax assets relating to accumulated losses and unrealized depreciation of approximately $811,000 continue to be fully reserved. The deferred tax assets and related valuation allowance each increased $68,000 during the year ended September 30, 2002 due to the increase in unrealized depreciation. Accumulated net investment loss carryovers for income tax purposes total approximately $960,000 at September 30, 2002, and will expire in varying amounts through 2009.

5. Securities and Exchange Commission Examination

Pursuant to an examination of the Fund by the Securities and Exchange Commission
(SEC), the SEC has issued a letter to the Fund identifying various asserted deficiencies and violations of rules and regulations. The Fund has responded to the SEC and does not believe that the outcome of this matter will have a material impact on the Fund's financial condition or operations. However, the ultimate outcome of this matter is not determinable at this time.

6.  Subsequent Event

Subsequent to year end, the Fund entered into a lease to rent office space for the year ending September 30, 2003. The total commitment for 2003 is $6,000.

                      End of notes to financial statements

                                                                               9

                       Independent Auditors' Report

To the Board of Directors and Shareholders,
Combined Penny Stock Fund, Inc.

We have audited the statement of assets and liabilities of Combined Penny Stock Fund, Inc. including the schedule of investments in unaffiliated issuers as of September 30, 2002, and the related statements of operations and changes in net assets,, and the financial highlights for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Financial statements of Combined Penny Stock Fund, Inc. prior to September 30, 2002, were audited by other auditors whose report dated October 18,2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the September 30, 2002 financial statements referred to above present fairly, in all material respects, the financial position of Combined Penny Stock Fund, Inc. as of September 30, 2002, the results of its operations, its changes in net assets and the financial highlights for year then ended in conformity with accounting principles generally accepted in the United States of America.

EHRHARDT KEEFE STEINER  HOTTMAN PC
Denver, Colorado
November 1, 2002

                                                                              10

                                                              PRSRT STD
                                                            U.S. POSTAGE
                                                                PAID
                                                            Co. Spgs., CO
                                                           Permit No. 440

Combined Penny Stock Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, Colorado  80918-3415

                                                                              11

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ITEM 2.  CODE OF ETHICS

(a)The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(c)The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)The Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)Not applicable.

(a)(3)Registrants Audit Committee has determined that it will retain the services of an independent expert when and if such need arises.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $8,800 in 2001 and $12,000 in 2002.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $1,600 in 2001 and $1,700 in 2002. Tax Fees represent tax compliance services and tax consultation provided in connection with the preparation of the Registrants federal income tax and excise tax returns and compliance with IRS regulations.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by Ehrhardt, Keefe, Steiner & Hottman PC must be pre-approved by the auditcommittee. All services performed during 2001 and 2002 were pre-approved by the committee.

(e)(2) The percentage of services described in each of paragraphs (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) Not applicable

     (c) 0%

     (d) Not applicable

(f) The percentage of hours expended on the principal accountants engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants full-time, permanent employees was NONE.

(g) The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was NONE in 2001 and NONE in 2002.

(h) The registrants audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES

(a)The registrants principal executive officer and principal financial officer have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant last fiscal half-year (the registrant second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

--------------------------------------------------------------------------------

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Combined Penny Stock Fund, Inc.

By (Signature and Title)* /s/John R. Overturf
John R. Overturf,  President

Date:  November 09, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John R. Overturf
John R. Overturf, President

Date:   November 09, 2004

By (Signature and Title)* /s/Stan Pittman
Stan Pittman, Chief Accounting Officer

Date:  November 09, 2004

Fund Directors

                                   Business Experience
                                   and Directorships

Name, Age and Address  Position    During the Past 5 Years

---------------------  --------    -----------------------

John R. Overturf*(41)  President,  Mr. Overturf serves as President
6180 Lehman Dr 103     since       of the Combined Penny Stock Fund,
Colorado Springs,      August 1996 Inc., a closed-end stock fund, a
Colorado 80918         Director    position he has since August 1996.
                       From March  From September 1993 until September
                            1996   1996, Mr. Overturf served as Vice-
                                   President of the Rockies Fund, Inc.
                                   A closed-end stock market fund. Mr.
                                   Overturf serves as the President
                                   Of R.O.I., Inc., a private
                                   Investment company, a position he
                                   Has held since 1993.  From June 1984
                                   until February 1992, Mr. Overturf
                                   served as Vice-President of Colorado
                                   National Bank.  Mr. Overturf holds a
                                   Bachelor of Science degree in
                                   Finance from the University of
                                   Northern Colorado.  Mr. Overturf
                                   also is a director of BioSource
                                   International, Inc. a California
                                   Corporation.

A. Leonard Nacht*(73) Secretary    From April 1990 to October 1991,
P.O. Box 1679        since April   Dr. Nacht was Secretary of Redwood
Edwards, CO 81632       1990       MicroCap Fund, Inc. ("RWCF"). From
                       Director    1957 to 1994, Dr. Nacht was in the
                       since       private practice of denistry.  Dr.
                       February    Nacht is currently retired as a
                       1990        dentist.  Dr. Nacht has a DDS degree
                                   from the University of Washington
                                   and is a member of the American and
                                   Colorado Dental Asociations.

Jeffrey J. Kormos (61) Director    From August, 2001 until present, Mr.
8751 N 51st Ave 115    since       Kormos has been employed as an
Glendale, Az 85302     July 1997   account executive with Samco
                                   Financial Services, Inc.  From
                                   August 1994 to August 2002, he was
                                   employed as an account executive
                                   with Yee, Desmond, Schroeder & Allen
                                   Inc., an NASD member stockbrokerage
                                   firm.  From March 1993 to August
                                   1994, he was employed as an account
                                   executive with G. R. Stuart &
                                   Company, Inc.  From December 1992 to
                                   March 1993, Mr. Kormos was employed
                                   as an account executive with
                                   Financial Securities Network, Inc.,
                                   and from April 1987 to December 1992
                                   he was employed as an account
                                   executive with Affiliated Securities


Rolf L. Lichtenberg (53)Director   Mr. Lichtenberg joined the Portland
956 SE Ankeny St. #1    since      staff of Cascadia Revolving Fund in
Portland, OR  97214     August     October 2000.  Cascadia is a private
                        2002       non-profit community development financial
                                   institution making loans and providing
                                   technical assistance to small businesses unable to access credit from traditional sources. From 1998 to the summer of 2000 He worked in the Mortgage Loan Department of Vectra Bank of Colorado in Colorado Springs.
                                   His background consists of seventeen years of banking knowledge including 12 years as a commercial lender, loan department head and branch manager. Mr. Lichtenberg's lending background began at Security Pacific Bank's
                                   Los Angeles headquarters and continued at banks in Washington DC, Canada and Colorado.
                                   He also spent five years as a small business owner/manager in Colorado and several years as an account executive in the securities industry. Mr. Lichtenberg received Master of Business Administration from the University of Colorado in Boulder in 1976 and a Bachelor's Degree in Finance also from the University of Colorado in 1974. He has served as the president of the Colorado Springs chapter of the National Kidney Foundation and as treasurer of the Chamber of Commerce in Fountain, Colorado.

* Mr. Overturf and Dr. Nacht may be deemed interested persons as that term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of their being officers as well as directors of the Fund.

The Fund Statement of Additional Information includes additional information about Fund directors and is available by calling the Fund's phone number, at 719-593-2111.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available calling the Fund phone number, (719-593-2111.

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available by calling the Fund phone number, (719)593-2111.

Combined Penny Stock Fund, Inc
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918
Phone:  (719) 593-2111
Fax:  (719) 593-2342

Board of Directors
John R. Overturf
A. Leonard Nacht
Jeffrey J. Kormos
Rolf L. Lichtenberg

Officers
John R Overturf, President
A. Leonard Nacht, Secretary